VIA EDGAR TRANSMISSION



December 22, 2016




U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549



Re:	Variable Separate Account ("Registrant")
        American General Life Insurance Company ("Depositor")
        Certification Pursuant to Rule 497(j) of the Securities Act of 1933 Investment Company Act Number 811-03859

FILE NUMBER             PRODUCT NAME
-----------             ------------
333-185762              Polaris Platinum III (EA)
                        Polaris Platinum III
333-185775              Polaris Platinum II
333-185778              Polaris Preferred Solution
                        Polaris Preferred Solution (Non-Rewards)
333-185840              Polaris Choice III





Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses, Statements of Additional Information and supplements as applicable that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and
2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 772-6259.



Very truly yours,

/S/ Helena Lee

Helena Lee
Assistant General Counsel